Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Current Receivables

(in thousands of USD)	June 30, 2018	December 31, 2017

Shareholders loans to joint ventures	44,062	159,733
LT portion of FMV derivatives	7,896	—
Other non-current receivables	2,063	618
Investment	1	1
Total non-current receivables	54,022	160,352